Event Subsequent to December 31, 2021	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
EVENT SUBSEQUENT TO DECEMBER 31, 2021

NOTE 19- EVENT SUBSEQUENT TO DECEMBER 31, 2021:

1.	On January 22, 2022, the Company entered into a share purchase agreement with Colugo Systems Ltd. (hereinafter “Colugo”) to purchase 24,920 shares of the outstanding share capital of Colugo or 0.82% in consideration for USD 400 thousands.

2.	On January 27, 2022, Polyrizon and several investors entered into an agreement for future equity (hereinafter “SAFE”) for total purchase amount of USD 250 thousands. The Company participated in this SAFE and invested USD 110 thousands.

3.	During February 2022, the Company purchased additional shares of Gix in total amount of USD 892 thousands and the Company holdings interests in Gix increased to 38.03%. the Company intent to consolidate Gix during 2022.

4.	On February 04, 2022, the Company entered into a share purchase agreement with Parazero Ltd (hereinafter “Parazero”), a company which is engaged in the field of safety systems for drones, pursuant to which the Company invested USD 1.6 million in exchange for 4.35% of the outstanding share capital of Parazero’s share capital on a fully diluted basis. In February and March 2022, the Company invested additional USD 203 thousand in Parazero through a SAFE agreement.

5.	On February 8, 2022, the Company entered into a share purchase agreement with Clearmind Medicine Inc. (CSE: CMND, FSE: CWY0, OTCMKTS: CMNDF) a psychedelic pharmaceutical biotech company. In accordance with the agreement, Medigus invested USD 1.25 million in consideration for approximately 2 million units, comprised of shares and warrants. The shares purchased represent 5.02% of Clearmind. As part of the agreement, Medigus will be issued approximately 2 million units, comprised of one share of common stock and one warrant, at a subscription price of CAD 0.80 per unit. Each warrant will be exercisable for a period of 18 months into one additional share of common stock at a price per share of CAD 2.00. USD 750 thousands of the investment amount paid in cash and USD 500 thousands of the investment amount paid through the issuance of Medigus’ American Depository Shares (ADS), at a price per ADS of USD 1.20.

In addition, Medigus will be entitled to 10% of the initial equity of a potential venture in the area of psychedelics, in connection with a research project currently conducted according to an agreement between Clearmind and the commercialization arm of a leading Israeli academic institution.

6.	On February 22, 2022 Jeffs’ Brands entered into a loan agreement with Bank Leumi Le-Israel (“Lender”) to provide for a line of credit in an aggregate amount of up to USD 1.0 million, which the Company may draw in two tranches at our request, but in no event after July 21, 2022. Pursuant to the loan agreement, amounts drawn bear interest at a rate of Secured Overnight Financing Rate (“SOFR”) plus 3.25% per annum. Unless otherwise provided with respect to a particular draw, any unpaid principal together with accrued and unpaid interest under the line of credit is required to be repaid no later than August 21, 2022. In order to induce the Lender to provide the loan, the Company and certain of its shareholders entered into a controlling shareholders’ comfort letter, subordination agreements and a negative pledge. On March 3, 2022, the Company drew USD 0.4 million under the line of credit. The Company intend to use a portion of the net proceeds from this offering to repay any amount outstanding under this line of credit.

7.	On March 11, 2022 Charging Robotics Ltd., signed a non-binding letter of intent for a planned securities exchange agreement with Fuel Doctor, Inc. (“Fuel Doctor”) The securities exchange agreement, if signed, will be subject to customary closing conditions. The transaction will result in Charging Robotics becoming a wholly owned subsidiary of Fuel Doctor, and in exchange, Medigus will receive 80% of the issued and outstanding share capital of Fuel Doctor. Upon closing, Medigus will appoint nominees as officers and directors of Fuel Doctor. As of the closing, Fuel Doctor shall have net cash in an amount of no less than USD 1.0 million, excluding Fuel Doctor’s expenses in connection with the contemplated transaction.

8.	On April 12, 2022, the Company and Eventer amended the loan agreement related to the Initial Advance loan such that the repayment occur the earlier of (i) twelve months following the Maturity Date of the Initial Advance; or (ii) immediately following an initial public offering of the Eventer.

9.	On April 13, 2022, the Company signed an agreement to invest in ABI Energy Ltd. The Company is the lead investor in an up to USD 1.4 million investment round in ABI Energy Ltd. The Company invested USD 300 thousands in cash and will issue USD 400 thousands worth of its ADS to ABI Energy Ltd.